MEZZANINE EQUITY	12 Months Ended
Sep. 30, 2024
Mezzanine Equity
MEZZANINE EQUITY

Note 14 - MEZZANINE EQUITY

■ Before Reorganization

◆ Mezzanine equity

In July 2020, the Suzhou GSR Zhaohua Ventures III Partnership (Limited Partnership) (“GSR”) invested $2.11 million (RMB15 million) and owned 10.00% equity with preferences in Guangzhou Youxin (the “Series A Redeemable Preferred Equity”).

In February 2021, the Xiamen Yilian Kaitai Artificial Intelligence Venture Capital Partnership (Limited Partnership) (“XMKT”), Hangzhou Kaitai Hongde Venture Capital Partnership (Limited Partnership) (“HZKT”) and GSR invested $4.22 million (RMB30 million), $1.40 million (RMB10 million) and $2.81 million (RMB20 million) respectively; and owned 6.00%, 2.00% and 13.01% equity with preferences, respectively in Guangzhou Youxin (the “Series B Redeemable Preferred Equity”).

In May 2021, the XMKT and GSR each purchased 1.65% equities from one of the ordinary equity holder, with cash consideration of $1.85 million (RMB13.2 million) in total in Guangzhou Youxin (the “Series Seed Redeemable Preferred Equity”).

Before reorganization, in total the GSR, XMKT, and HZKT (collectively “Mezzanine Equity Holders”) held 24.31% preferred equities in Guangzhou Youxin. The key features of the Series Seed, Series A, Series B Redeemable Preferred Equity (collectively the “Mezzanine Equity”) are summarized below:

◆ Dividends

Each holder of the Mezzanine Equity is entitled to receive non-cumulative dividends when declared by the Board of Directors with preferential priority to ordinary equity holders. The dividend is to be paid at the rate of 6% of the original issue price per annum on each Mezzanine Equity in the sequence of the Series B Redeemable Preferred Equity, the Series A Redeemable Preferred Equity, and the Series Seed Redeemable Preferred Equity. After the preferential dividends relating to the Mezzanine Equity have been paid in full or declared and set apart in any of our company’s fiscal year-end, any additional dividends out of funds or assets remaining may be declared in the same fiscal year for the Shares. If such additional dividends are declared, the Mezzanine Equity Holders shall be entitled to participate on an as converted-basis pro-rata in any dividends or distributions paid to the ordinary equity holders.

◆ Voting

Each Mezzanine Equity Holder is entitled to the number of votes equal to the number of common equity into which such Mezzanine Equity could be converted as of the voting date. Mezzanine Equity Holders will vote together with common equity holders, and not as a separate class of series, on all matters put before the equity holders.

To pass a shareholder resolution for certain matters, equity holders representing at least 2/3 voting power should vote for such matters (amongst others):

●	Amend SHA (Shareholder Agreement), SPA (Share Purchase Agreement) or other transaction agreements relative to the privileges of Mezzanine. Equity Holders. Change the name of the Company.

●	Amend the Company’s Memorandum and Articles of Association.

●	Any merger or acquisition.

●	Reduction of share capital.

◆ Liquidation preference

In the event of any liquidation, including deemed liquidation event, dissolution or winding up of the Company, either voluntary or involuntary, distributions shall be made in the following manner (after satisfaction of all creditors’ claims and claims that may be preferred by law):

The Series B Mezzanine Equity Holders shall be entitled to receive the amount equal to the consideration paid to the company plus the interest calculated on the paid amount at an annualized rate of 4.5%, plus all declared and unpaid dividends on such Mezzanine Equity. If the distributable assets are insufficient to pay the priority liquidation payment, all such distributable assets shall be distributed according to the relative proportion of their respective actual paid amounts.

After payment in full to the Series B Mezzanine Equity Holders, the holders of Series A Redeemable Preferred Equity shall be entitled to receive the amount equal to the consideration paid to the Company plus the interest calculated on the paid amount at an annualized rate of 4.5%, plus all declared but unpaid dividends on such preferred equities. If the distributable assets are insufficient to pay the priority liquidation payment, the remaining distributable assets shall be paid to the Series A Mezzanine Equity Holders.

After payment in full to the Series A Mezzanine Equity Holders, the holders of Series Seed Redeemable Preferred Equity shall be entitled to receive the amount equal to the consideration paid plus the interest calculated on the paid amount at an annualized rate of 4.5%, plus all declared and unpaid dividends on such Mezzanine Equity.

If there are any assets or funds remaining after distribution in full to the holders of preferred equities, the remaining assets and funds remaining for distribution to the shareholders shall be distributed ratably among all equity holders in proportion to the paid amount of par value of the capital.

◆ Redemption

The Mezzanine Equity Holders shall have the right to redeem at any time after the earliest of (i) the failure by the Company to complete a Qualified IPO or acquisition before December 31, 2026, or (ii) if any Mezzanine Equity Holders exercises the repurchase right according to the relevant agreement between him and Guangzhou Youxin.

The redemption price shall be, the sum of (A) the paid consideration plus (B) a simple interest rate of 4.5% per annum for each year such consideration was paid from the settlement date through the date of redemption thereof (one year shall be 365 days) plus (C) all declared but undistributed profit thereon up to the date of redemption.

◆ Accounting for Mezzanine Equity

The Mezzanine Equity is classified as mezzanine equity in the consolidated balance sheets because it is contingently redeemable upon the occurrence of an event outside of the Company’s control (e.g. the Company not achieving a Qualified Public Offering or a deemed liquidation event before December 31, 2026). The Mezzanine Equity was determined as mezzanine equity with no embedded feature that are bifurcated and no beneficial conversion features are recognized. The Mezzanine Equity is initially recorded at its respective issuance date fair value, net of issuance cost. The Company did not incur material issuance cost for any Mezzanine Equity issued.

For each reporting period, the Company assesses whether the Preferred Equity are currently redeemable and if the Preferred Equity are not currently redeemable, the Company further assesses whether it is probable that the Preferred Equity will become redeemable. The Company concluded that the Preferred Equity is not currently redeemable, but with the potential become redeemable. As such, the Company shall accrete the mezzanine equity to its redemption value, until the earlier of (i) an IPO of the Company is effective, or (ii) the date of redemption elected by the holder exercising repurchase right. According to ASC 480-10-S99-15, the Company used method a (the interest method) under ASC480-10-S99-15, for subsequent measurement, accreting the carrying value of the preferred equities to their current redemption value as of each period end. The objective in accounting for redeemable securities subsequent to issuance and prior to redemption is to ensure that the securities are carried at their redemption value on their contractual redemption date or on the date the holder’s option to redeem is exercisable. The accretions to the redemption price should be charged to retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital or in the absence of additional paid-in-capital, by charges to accumulated deficit. For the year ended September 30, 2024, 2023 and 2022, there was nil, $326,837 and $605,659 accretions to redeemable preferred equity, respectively.

◆ Modification of Mezzanine Equity

Management performed qualitative assessment on the extension of redemption dates to the existing Mezzanine Equity upon the issuance of new Mezzanine Equity. Per management’s perspective, such modifications represented the results of negotiations with new investors, and the purpose of these modifications were to attract new investors but not to extinguish the existing Mezzanine Equity. Also, as the Company’s business was developing, especially, through the subsequent financing, it would lead to increasing overall valuation, as well as higher possibility to IPO, which would increase the expected benefits for the existing Mezzanine Equity Holders. Therefore, such change shall be considered as reasonable business practice.

Subsequent to the Series B Redeemable Preferred Equity issuance, the Company modified terms for Series Seed/A Redeemable Preferred Equity, i.e., extension to the redemption dates was made to the existing Mezzanine Equity upon the issuance of new series of Mezzanine Equity. According to the amended SHA after each series, the schedule for such changes is shown as below.

Series	Issue date	Initial Redemption Date	Modification
A	2020.07.10	2025.07.10	2026.12.31
B & Seed	2021.05.14	2026.12.31	2026.12.31
Months extended			18

◆ Exchange redeemable preferred equity with Class A ordinary shares

For the recapitalization of Youxin Cayman prior to the IPO, in a consolidated transaction, each of the Mezzanine Equity Holders exchanged their redeemable preferred equity in Guangzhou Youxin with Class A ordinary shares in Youxin Cayman. Specifically, on April 21, 2023, Youxin Cayman issued a total of 5,318,548 Class A Shares to the Mezzanine Equity Holders. On April 28, 2023, the WFOE acquired 100% equity of Guangzhou Youxin. As a result of the Reorganization, the Mezzanine Equity Holders exchanged their preferred equities in Guangzhou Youxin with Class A ordinary shares issued by Youxin Cayman, see “Note 14”. The percentage of equity owned by the Mezzanine Equity Holders did not materially change and these transactions did not result in a net cash flow.